Other provisions, other current liabilities and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Provisions
Contract-related provisions	$ 607	$ 590
Restructuring and restructuring- related provisions	234	277
Provisions for contractual penalties and compliance and litigation matters	209	209
Provision for insurance-related reserves	168	166
Other	157	130
Total	1,375	1,372
Other current liabilities
Employee-related liabilities	1,396	1,506
Accrued expenses	592	546
Non-trade payables	442	477
Income taxes payable	355	260
Accrued customer rebates	287	299
Other tax liabilities	282	277
Derivative liabilities (see Note 6)	143	192
Accrued interest	44	73
Pension and other employee benefits	36	34
Deferred income	25	36
Other	159	80
Total	3,761	3,780
Other non-current liabilities:
Income tax related liabilities	1,218	1,111
Provisions for contractual penalties and compliance and litigation matters	112	132
Employee-related liabilities	72	74
Environmental provisions	48	56
Derivative liabilities (see Note 6)	23	37
Deferred income	7	12
Other	189	267
Total	$ 1,669	$ 1,689